EMPLOYEE BENEFIT PLANS - Change In Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in plan assets:
Fair value of plan assets at beginning of the year	$ 306,414
Company contributions	17,200
Fair value of plan assets at end of the year	289,147	$ 306,414
Amounts recognized in the consolidated balance sheets:
Pension and postretirement benefits	(18,491)	(16,570)
Pension and postretirement benefits, less current portion	(129,870)	(121,689)
Pension Plan | United States
Change in projected benefit obligation:
Benefit obligation at beginning of the year	175,722	181,835
Service cost	205	214	$ 256
Interest cost	8,395	8,923	4,943
Net actuarial loss (gain)	3,338	4,802
Curtailments, settlements and terminations, net	0	0
Benefits paid	(18,994)	(20,052)
Benefit obligation at end of the year	168,666	175,722	181,835
Change in plan assets:
Fair value of plan assets at beginning of the year	149,246	154,206
Actual return on plan assets	9,612	12,311
Company contributions	3,999	2,781
Benefits paid	(18,995)	(20,052)
Curtailments, settlements and terminations, net	0	0
Foreign exchange impact and other	0	0
Fair value of plan assets at end of the year	143,862	149,246	154,206
Funded status	(24,804)	(26,476)
Amounts recognized in the consolidated balance sheets:
Other assets	0	0
Pension and postretirement benefits	(2,081)	(2,189)
Pension and postretirement benefits, less current portion	(22,723)	(24,287)
Asset (liability)	(24,804)	(26,476)
Pension Plan | International Pension Plans
Change in projected benefit obligation:
Benefit obligation at beginning of the year	239,667	228,147
Service cost	5,627	5,799	4,465
Interest cost	11,773	11,730	8,219
Net actuarial loss (gain)	(1,856)	8,482
Curtailments, settlements and terminations, net	(6,148)	(10,033)
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	117	182
Benefits paid	(12,066)	(10,891)
Foreign exchange impact and other	7,067	(6,251)
Benefit obligation at end of the year	230,047	239,667	228,147
Change in plan assets:
Fair value of plan assets at beginning of the year	157,168	147,925
Actual return on plan assets	(668)	9,722
Company contributions	13,317	15,725
Employee contributions	117	182
Benefits paid	(12,066)	(10,891)
Curtailments, settlements and terminations, net	(6,148)	(11,998)
Foreign exchange impact and other	(6,435)	6,503
Fair value of plan assets at end of the year	145,285	157,168	147,925
Funded status	(84,762)	(82,499)
Amounts recognized in the consolidated balance sheets:
Other assets	25,806	16,033
Pension and postretirement benefits	(14,223)	(12,244)
Pension and postretirement benefits, less current portion	(96,345)	(86,288)
Asset (liability)	(84,762)	(82,499)
OPRB Plans
Change in projected benefit obligation:
Benefit obligation at beginning of the year	13,251	13,144
Service cost	0	1	3
Interest cost	714	693	443
Net actuarial loss (gain)	1,944	2,146
Curtailments, settlements and terminations, net	0	0
Benefits paid	(2,920)	(2,733)
Benefit obligation at end of the year	12,989	13,251	13,144
Change in plan assets:
Fair value of plan assets at beginning of the year	0	0
Actual return on plan assets	0	0
Company contributions	2,920	2,733
Benefits paid	(2,920)	(2,733)
Curtailments, settlements and terminations, net	0	0
Foreign exchange impact and other	0	0
Fair value of plan assets at end of the year	0	0	$ 0
Funded status	(12,989)	(13,251)
Amounts recognized in the consolidated balance sheets:
Other assets	0	0
Pension and postretirement benefits	(2,187)	(2,137)
Pension and postretirement benefits, less current portion	(10,802)	(11,114)
Asset (liability)	$ (12,989)	$ (13,251)